OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Schedule Of Other Accounts Receivable And Prepaid Expenses
	December 31,
	2012	2011

Grants receivable from the OCS and others	$16	$198
Government authorities	60	18
Prepaid expenses (*)	516	186
Accrued interest	26	42
Other	72	102

	$690	$546

(*) See also Note 9d.